                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- JAN. 1, 2009

Fund (Prospectus date)                                           Form #           SAI date and Form #
RiverSource S&P 500 Index Fund (3/31/08)                      S-6434-99 N        (12/30/08) S-6500-AS
RiverSource Small Company Index Fund (3/31/08)                S-6357-99 U        (12/30/08) S-6500-AS


FOR THE PROSPECTUSES

The information following the second paragraph in the Investment Manager section has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager
-   Managed the Fund since January 2009.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

-   MS and Ph.D., MIT.

Georgios Vetoulis, Ph.D., Senior Equity Analyst
-   Managed the Fund since January 2009.

-   Joined RiverSource Investments in August 2002 as an Equity Analyst.

- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.

- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.

The rest of the section remains unchanged.

FOR THE STATEMENT OF ADDITIONAL INFORMATION

Table 19. Portfolio Managers, has been revised as follows:


                                  ---------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                            OTHER ACCOUNTS MANAGED (excluding the fund)
                                                                                                   OWNERSHIP    POTENTIAL
   FUND       PORTFOLIO MANAGER      NUMBER AND TYPE         APPROXIMATE       PERFORMANCE BASED    OF FUND     CONFLICTS
                                       OF ACCOUNT*         TOTAL NET ASSETS       ACCOUNTS(A)        SHARES    OF INTEREST
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
S&P 500      Dimitris              24 RICs               $4.95 billion         7 RICs ($3.77 B)
Index        Bertsimas(b)          2 PIVs                $19.28 million
                                   15 other accounts     $2.88 billion                             None            (2)
            -----------------------------------------------------------------------------------
             Georgios              None                  None                  None
             Vetoulis(b)
--------------------------------------------------------------------------------------------------------------------------
Small        Dimitris              24 RICs               $4.95 billion         7 RICs ($3.77 B)
Company      Bertsimas(b)          2 PIVs                $19.28 million
Index                              15 other accounts     $2.88 billion                             None            (2)
            -----------------------------------------------------------------------------------
             Georgios              None                  None                  None
             Vetoulis(b)
--------------------------------------------------------------------------------------------------------------------------
-------------------------
             STRUCTURE OF
   FUND      COMPENSATION

-------------------------
FOR FUNDS WITH FISCAL
  PERIOD ENDING JANUARY
  31
-------------------------
S&P 500
Index
                 (28)
-------------------------
Small
Company
Index
                 (28)
-------------------------



   * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.
  (a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
  (b) The portfolio manager began managing the fund after its fiscal year end; therefore reporting information is as of Dec. 1, 2007.

The rest of this section remains unchanged.


--------------------------------------------------------------------------------
S-6434-1 A (1/09)